Income Taxes and Other Taxes Payable	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
Note 11 – Income Taxes and Other Taxes Payable

Taxes payable consisted of the following at December 31, 2011 and 2010:

	2011	2010
Income tax payables	$38,391	$190,554
Other taxes payable	160,593	7,231

Total tax payable - current	$198,984	$197,785

Total income tax payable - noncurrent	$4,016,266	$2,368,795

Other taxes payable includes VAT, city construction, individual income tax and stamp tax.

The components of income before income taxes consisted of the following for the years ended December 31, 2011 and 2010:

	2011	2010

Loss subject to domestic income taxes only	$(139,515)	$-
Income subject to foreign income taxes only	6,965,191	5,238,090

Total	$6,825,676	$5,238,090

The Company’s subsidiaries incorporated in the PRC are subject to enterprise income taxes. The provision for income taxes consisted of the following for the years ended December 31, 2011 and 2010:
	2011	2010
Current
Federal	$707,533	$-
State	800	-
PRC	924,654	1,077,488
Total current	1,632,986	1,077,488
Deferred
Federal	(151,937)	-
State	(26,072)	-
PRC	5,534	(42,407)
Total deferred	(172,475)	(42,407)
Total	$1,460,511	$1,035,081

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate on income before income taxes for the years ended December 31, 2011 and 2010:

	2011	2010

Tax at federal statutory rate	$2,320,730	$1,780,950
Domestic permanent differences	(104,501)	-
State tax	(25,272)	-
Foreign rate differential	(626,867)	(471,428)
Foreign permanent differences	(75,612)	31,653
ASC 740-10 uncertain tax position	1,508,213	874,554
Tax exemption	(1,504,950)	(1,180,648)
Other	(31,230)	-
Total	$1,460,511	$1,035,081

The following presents the aggregate dollar and per share effects of the Company’s tax exemption for the years ended December 31, 2011 and 2010:

	2011	2010

Aggregate dollar effect of tax exemption	$1,504,950	$1,180,648
Basic EPS impact	$0.10	$0.12

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following for the years ended December 31, 2011 and 2010:
	2011	2010

Current deferred tax assets
Accrued liabilities	$156,974	$115,237

Noncurrent deferred tax assets:
Federal & CA state amortization	$2,213	$-
Federal & CA state NOL	34,849	-
Intercompany payable	131,521	-
Land use rights	7,016	17,468
PRC fixed asset and amortization	962	916
NOL	8,129	-

Noncurrent deferred tax liabilities:
Federal & CA state depreciation	(26,425)	-
Purchase accounting	(17,000)	-
Prepaid expenses	(5,672)	-
PRC depreciation on building	(9,319)	(19,658)

Net noncurrent deferred tax assets (liabilities) before valuation allowance	126,274	(1,274)
Less: valuation allowance	(8,130)	-
Non-current deferred tax assets (liabilities), net	$118,144	$(1,274)

The Company has recorded a partial valuation allowance against its PRC deferred tax assets for the year ended December 31, 2011, and has not recorded any valuation allowance against its PRC deferred tax assets for the year ended December 31, 2010. In accordance with ASC 740 Accounting for Income Taxes, based on all available evidence, including the Company’s historical results and the forecast of its future income, it is more likely than not that substantially all of its PRC entities will be able to realize the Company’s deferred tax assets.

For U.S. federal income tax purposes, the Company has net operating loss (“NOL”) carryforwards of approximately $87,000 and $0, at December 31, 2011 and 2010, respectively. For U.S. California state income tax purposes, the Company has NOL carryforwards of approximately $87,000 and $0, at December 31, 2011 and 2010, respectively. The 2011 NOL carryforwards will expire after 20 years beginning 2029 if not utilized. The Company does not have any NOL carryforwards for PRC enterprise income tax purposes, at December 31, 2011 and 2010 respectively.

Nova Dongguan is subject to a 25% PRC corporate tax rate starting from 2009. Nova Macao is an income tax-exempt entity incorporated and domiciled in Macao. Nova Museum is subject to a 25% corporate income tax in 2011, its inception year, but allowed to apply for tax-exempt status in 2012, the second year following its incorporation.

Undistributed earnings of the Company’s PRC subsidiaries amounted to approximately $8.7 million and $2.5 million as of December 31, 2011 and 2010, respectively. Those earnings are considered to be permanently reinvested and, accordingly, no deferred tax expense is recorded for U.S. federal and state income tax or applicable withholding taxes.

Nova Furniture was incorporated in the BVI and there is no income tax for a company domiciled in the BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to the BVI tax jurisdiction where Nova Furniture is domiciled.

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar. Both Nova LifeStyle and Diamond Bar are subject to U.S. corporate income tax.